Operations and principal activities (Tables)	12 Months Ended
Dec. 31, 2019
Operations and principal activities
Schedule of major subsidiaries, consolidated VIE and the subsidiaries of VIE

As of December 31, 2019, the Company’s major subsidiaries, consolidated VIEs and VIEs’ subsidiaries are as follows:

		Percentage of
		direct or indirect
	Place and year of	economic
	incorporation	ownership	Principal activities
Subsidiaries
So-Young Hong Kong Limited (“So-Young HK”)	Hong Kong, 2014	100%	Investment holding
So-Young High Tech Korea Co., Ltd.	Korea, 2014	100%	Technology advisory services
Beijing So-Young Wanwei Technology Consulting Co., Ltd. (“So-Young Wanwei”)	the PRC, 2014	100%	Management consulting services
So-Young (China) Network Technology Co., Ltd. ("So-Young China")	the PRC, 2018	100%	Management consulting services

VIEs
Beijing So-Young Technology Co., Ltd. (“Beijing So-Young”)	the PRC, 2013	100%	Internet information and technology advisory services
Beijing Chiyan Medical Beauty Consulting Co., Ltd.	the PRC, 2019	100%	Internet information and technology advisory services

VIE’s Subsidiaries
Beijing So-Young Souyang Investment and Management Co., Ltd.	the PRC, 2016	100%	Management consulting services
Beijing Meifenbao Technology Co., Ltd.	the PRC, 2016	100%	Technology advisory services
Beijing So-Young Qingyang Medical Instrument Co., Ltd.	the PRC, 2017	100%	Sales of medical equipment
Beijing Shengshi Meiyan Culture Co., Ltd.	the PRC, 2018	100%	Internet culture services

Schedule of consolidated financial information of the VIE and its subsidiaries and included in the consolidated financial statements of the Group

Transactions between the VIEs and its subsidiaries are eliminated in the financial information presented below:

	As of December 31,
	2018	2019
	RMB	RMB
Assets
Current assets:
Cash and cash equivalents	228,228	251,023
Restricted cash	—	16,509
Trade receivables	10,473	26,110
Receivables from online payment platforms	9,970	13,429
Short-term investments	61,239	120,876
Amounts due from related parties	1,350	5,921
Prepayment and other current assets	44,889	50,464
Total current assets	356,149	484,332
Non-current assets:
Long-term investments	14,813	41,788
Property and equipment, net	1,989	31,489
Deferred tax assets	27,303	34,199
Prepayment for long-term investment	11,500	—
Operating lease right-of-use assets	—	144,071
Other non-current assets	1,603	14,887
Total non-current assets	57,208	266,434
Total assets	413,357	750,766
Liabilities
Current liabilities:
Taxes payable	34,932	51,562
Contract liabilities	116,967	93,725
Salary and welfare payables	44,761	57,016
Amounts due to related parties	51,240	95,259
Accrued expenses and other current liabilities	69,368	163,277
Operating lease liabilities	—	37,501
Total current liabilities	317,268	498,340
Operating lease liabilities-non current	—	120,733
Amounts due to related parties	137,140	137,372
Total non-current liabilities	137,140	258,105
Total liabilities	454,408	756,445

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Total revenues	259,305	617,226	1,151,637
Net income/(loss)	10,446	(2,372)	(291)
Net cash flows generated from operating activities	91,448	122,783	161,084
Net cash generated from/(used in) investing activities	5,923	(6,637)	(115,497)
Net cash used in financing activities	—	—	(6,283)
Net increase in cash, cash equivalents and restricted cash	97,371	116,146	39,304